Leases and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Capital Lease Obligations	Capital Lease Obligations

	December 31, 2015 $	December 31, 2014 $
Suezmax Tankers	59,127	63,550

Less current portion	4,546	4,422

Long-term obligations under capital lease	54,581	59,128

Commitment Under Capital Leases

As at December 31, 2015, the remaining commitments under the two capital leases, including the purchase obligations for the two Suezmax tankers, approximated $65.9 million, including imputed interest of $6.8 million, repayable from 2016 through 2018, as indicated below:

Year	Commitment
2016	$7,673
2017	$30,953
2018	$27,296

Estimated Future Minimum Rental Payments to be Received and Paid Under the Lease Contracts

As at December 31, 2015, the total estimated future minimum rental payments to be received and paid under the lease contracts are as follows:

Year	Head Lease Receipts(i)	Sublease Payments(i)(ii)

2016	$21,242	$24,113
2017	$21,242	$24,113
2018	$21,242	$24,113
2019	$21,242	$24,113
2020	$21,242	$24,113
Thereafter	$175,337	$199,072

Total	$281,547	$319,637

(i)	The Head Leases are fixed-rate operating leases while the Subleases have a small variable-rate component. As at December 31, 2015, the Partnership had received $228.8 million of aggregate Head Lease receipts and had paid $163.7 million of aggregate Sublease payments. The portion of the Head Lease receipts that have not been recognized into earnings are deferred and amortized on a straight line basis over the lease terms and, as at December 31, 2015, $3.8 million and $40.4 million of Head Lease receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Partnership’s consolidated balance sheets.
(ii)	The amount of payments under the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Net Investments in Direct Financing Leases

The following table lists the components of the net investments in direct financing leases:

	December 31, 2015 $	December 31, 2014 $
Total minimum lease payments to be received	843,079	914,943
Estimated unguaranteed residual value of leased properties	194,965	194,965
Initial direct costs	425	458
Unearned revenue	(371,811)	(427,871)

Total	666,658	682,495
Less current portion	20,606	15,837

Net investments in direct financing leases - non-current	646,052	666,658